BTS TACTICAL FIXED INCOME VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.5%
	FIXED INCOME - 91.5%
4,470	iShares 0-3 Month Treasury Bond ETF	$ 449,995
31,930	iShares iBoxx High Yield Corporate Bond ETF(a)	2,353,879
26,015	SPDR Bloomberg High Yield Bond ETF(a)	2,351,756
31,225	SPDR Bloomberg Short Term High Yield Bond ETF	763,764
69,513	Xtrackers USD High Yield Corporate Bond ETF	2,356,490
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,369,970)	8,275,884

	SHORT-TERM INVESTMENTS — 57.0%
	COLLATERAL FOR SECURITIES LOANED - 43.3%
3,917,385	State Street Institutional US Government Money, 5.23% (Cost $3,917,385)(b)(c)	3,917,385

	MONEY MARKET FUND - 13.7%
1,239,098	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $1,239,098)(c)	1,239,098

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,156,483)	5,156,483

	TOTAL INVESTMENTS - 148.5% (Cost $13,526,453)	$ 13,432,367
	LIABILITIES IN EXCESS OF OTHER ASSETS - (48.5)%	(4,386,692)
	NET ASSETS - 100.0%	$ 9,045,675

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $3,834,228.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $3,917,385 at September 30, 2023.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.